Tidal Trust II
234 West Florida Street, Suite 203
Milwaukee, WI 53204

February 11, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add the following new series, Return Stacked® U.S. Stocks & Gold/Bitcoin ETF, is Post-Effective Amendment No. 310 and Amendment No. 313 to the Trust’s Registration Statement on Form N-1A .

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/ John Hadermayer

John Hadermayer
SVP Legal
Tidal Investments LLC